Disclosures about fair value of financial instruments (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash equivalents	$ 49,038	$ 118,948
Short-term Investments	25	0
Derivatives	58,107	55,463
Total Assets	107,170	174,411
Liabilities
Derivatives	14,037	14,203
Total Liabilities	14,037	14,203
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	49,038	118,948
Short-term Investments	25	0
Derivatives	0	0
Total Assets	49,063	118,948
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	58,107	55,463
Total Assets	58,107	55,463
Liabilities
Derivatives	14,037	14,203
Total Liabilities	14,037	14,203
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0